INVESTMENTS, DEBT AND DERIVATIVES - Financing activities 2020 (Details) ₽ in Millions, ₴ in Billions, ₨ in Billions	1 Months Ended										12 Months Ended
	Mar. 31, 2021 RUB (₽)	Dec. 31, 2020 USD ($) facility	Sep. 30, 2020 RUB (₽) facility	Sep. 30, 2020 USD ($) facility	Jul. 31, 2020 RUB (₽)	Jul. 31, 2020 USD ($)	Jun. 30, 2020 USD ($) facility	Apr. 30, 2020 USD ($)	Mar. 31, 2020 RUB (₽) drawdown	Jul. 31, 2016 USD ($)	Dec. 31, 2022	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 UAH (₴)	Sep. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 PKR (₨)	Nov. 30, 2020 USD ($)	Sep. 30, 2020 USD ($)	Jul. 31, 2020 USD ($)	Jun. 30, 2020 RUB (₽)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Feb. 29, 2020 USD ($)	Jan. 31, 2020 USD ($)	Oct. 31, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
Financial liabilities		$ 10,087,000,000										$ 10,646,000,000	$ 10,087,000,000
Borrowings		7,678,000,000										$ 7,595,000,000	7,678,000,000
Reversed unsettled liabilities, contingent liabilities recognised in business combination													$ 41,000,000
Maximum
Disclosure of detailed information about borrowings [line items]
Proportion of ownership interest in subsidiary												50.00%
PMCL (Pakistan Mobile Communications Ltd)
Disclosure of detailed information about borrowings [line items]
Put option % acquired	15.00%		15.00%	15.00%
Proportion of ownership interest in subsidiary	100.00%										100.00%
PMCL (Pakistan Mobile Communications Ltd) | Finance costs
Disclosure of detailed information about borrowings [line items]
Gains on disposals of investments				$ 59,000,000
PMCL (Pakistan Mobile Communications Ltd) | Warid Telecom (Pvt) Limited
Disclosure of detailed information about borrowings [line items]
Contingency period										4 years
Reversed unsettled liabilities, contingent liabilities recognised in business combination							$ 41,000,000
Veon Holdings B.v.
Disclosure of detailed information about borrowings [line items]
Proportion of ownership interest in subsidiary												100.00%	100.00%
Warid Telecom (Pvt) Limited
Disclosure of detailed information about borrowings [line items]
Proportion of voting rights held in subsidiary										100.00%
Warid Telecom (Pvt) Limited | Pakistan Mobile Communications Limited
Disclosure of detailed information about borrowings [line items]
Consideration transferred in kind										15.00%
Banglalink Digital Communications Limited
Disclosure of detailed information about borrowings [line items]
Proportion of ownership interest in subsidiary												100.00%	100.00%
Notes 3.95%
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 600,000,000											$ 600,000,000
Borrowings, interest rate												3.95%		3.95%
Percentage of redemption price realised												101.00%		101.00%
Kyivstar UAH4.1bn bilateral facility
Disclosure of detailed information about borrowings [line items]
Notional amount												$ 146,000,000		₴ 4.1
Number of facilities | facility		3
Kyivstar UAH4.1bn bilateral facility | OTP Bank
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		10.15%											10.15%
Borrowings term		3 years
Kyivstar UAH4.1bn bilateral facility | Raiffeisen Bank Aval
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		11.00%											11.00%
Borrowings term		5 years
Kyivstar UAH4.1bn bilateral facility | Alfa-Bank
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		3.00%											3.00%
Borrowings term		3 years
MTN unsecured notes | Veon Holdings B.v.
Disclosure of detailed information about borrowings [line items]
Bonds issued			₽ 10,000												$ 273,000,000			$ 1,250,000,000	$ 135,000,000		₽ 20,000	$ 288,000,000
MTN unsecured notes | Veon Holdings B.v. | Maximum
Disclosure of detailed information about borrowings [line items]
Bonds issued								$ 6,500,000,000							$ 6,500,000,000
VTB Bank bilateral term loan | Bilateral term loan refinancing
Disclosure of detailed information about borrowings [line items]
Notional amount					₽ 30,000															$ 422,000,000
VTB Bank bilateral term loan | Fixed interest rate | Bilateral term loan refinancing
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate					8.75%															8.75%
VTB Bank bilateral term loan | Floating interest rate - % in addition to key rate | Bilateral term loan refinancing
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate					1.85%															1.85%
RUB100bn bilateral facility
Disclosure of detailed information about borrowings [line items]
Notional amount | ₽																					100,000
Number of facilities | facility							4
Number of facilities utilized | facility							3
Borrowings | ₽																					₽ 87,500
Number of facilities repaid | facility			1	1
Proceeds from non-current borrowings | ₽					₽ 12,500
Repayments of non-current borrowings | ₽			₽ 20,000
Borrowing costs incurred				$ 0
RUB100bn bilateral facility | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowings term							2 years
RUB100bn bilateral facility | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowings term							4 years
RUB100bn bilateral facility | Veon Holdings B.v.
Disclosure of detailed information about borrowings [line items]
Notional amount																						1,450,000,000
Borrowings																						$ 1,281,000,000
USD300M syndicated term facility | Banglalink Digital Communications Limited
Disclosure of detailed information about borrowings [line items]
Borrowings								300,000,000
Borrowing costs incurred								$ 0
Borrowings maturity, extension term								2 years
USD600M term facility | Veon Holdings B.v.
Disclosure of detailed information about borrowings [line items]
Borrowings																							$ 600,000,000
Repayments of non-current borrowings						$ 500,000,000	$ 100,000,000
Number of drawdowns | drawdown									2
RUB17.5bn Alfa bank facility
Disclosure of detailed information about borrowings [line items]
Borrowings | ₽									₽ 17,500
RUB30bn Alfa bank facility
Disclosure of detailed information about borrowings [line items]
Notional amount	₽ 30,000															$ 396,000,000
Borrowings									₽ 30,000														$ 165,000,000
Bonds 6.25% | Global Telecom Holding
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																								6.25%
Borrowings																								$ 500,000,000
Senior unsecured notes 4% | Veon Holdings B.v.
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																										4.00%
Bonds issued																									$ 300,000,000	$ 700,000,000
PKR15Bn MCB Bank Syndicated Facility | PMCL (Pakistan Mobile Communications Ltd)
Disclosure of detailed information about borrowings [line items]
Notional amount																98,000,000	₨ 15
PKR5Bn United Bank Bilateral Term Facility | PMCL (Pakistan Mobile Communications Ltd)
Disclosure of detailed information about borrowings [line items]
Notional amount																$ 33,000,000	₨ 5
Put-option liability over non-controlling interest | At amortized cost
Disclosure of detailed information about borrowings [line items]
Financial liabilities		$ 273,000,000										$ 16,000,000	$ 273,000,000
Put-option liability over non-controlling interest | At amortized cost | PMCL (Pakistan Mobile Communications Ltd)
Disclosure of detailed information about borrowings [line items]
Financial liabilities																			$ 273,000,000
Contingent consideration | Level 3 | Financial instruments at fair value
Disclosure of detailed information about borrowings [line items]
Financial liabilities, at fair value										$ 0